FAIR VALUE MEASUREMENTS 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	$ 539	$ 468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	156	170
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	349	325
Total nuclear decommissioning trusts	888	793
Interest rate instruments, assets	68	66
Commodity contracts subject to rate recovery, assets	74	34
Commodity contracts not subject to rate recovery, assets	43	48
Investments	1	5
Assets fair value disclosure, total	1,074	946
Interest rate instruments, liabilities	126	125
Commodity contracts subject to rate recovery, liabilities	9	13
Commodity contracts not subject to rate recovery, liabilities	18	49
Liabilities fair value disclosure, total	153	187
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	156	170
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	349	325
Total nuclear decommissioning trusts	888	793
Commodity contracts subject to rate recovery, assets	73	32
Commodity contracts not subject to rate recovery, assets	1	1
Assets fair value disclosure, total	962	826
Interest rate instruments, liabilities	81	81
Commodity contracts subject to rate recovery, liabilities	8	12
Liabilities fair value disclosure, total	89	93
Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1	2
Commodity contracts not subject to rate recovery, assets	3	2
Assets fair value disclosure, total	4	4
Commodity contracts subject to rate recovery, liabilities	1	1
Liabilities fair value disclosure, total	1	1
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	87	92
Nuclear decommissioning trusts - Total debt securities	87	92
Total nuclear decommissioning trusts	626	560
Commodity contracts subject to rate recovery, assets	13	10
Commodity contracts not subject to rate recovery, assets	28	15
Investments	1	5
Assets fair value disclosure, total	668	590
Interest rate instruments, liabilities		1
Commodity contracts subject to rate recovery, liabilities	23	61
Commodity contracts not subject to rate recovery, liabilities	6	1
Liabilities fair value disclosure, total	29	63
Level 1 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - equity securities	539	468
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	87	92
Nuclear decommissioning trusts - Total debt securities	87	92
Total nuclear decommissioning trusts	626	560
Commodity contracts subject to rate recovery, assets	12	9
Commodity contracts not subject to rate recovery, assets	1	1
Assets fair value disclosure, total	639	570
Commodity contracts subject to rate recovery, liabilities	23	61
Liabilities fair value disclosure, total	23	61
Level 1 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	1	1
Commodity contracts not subject to rate recovery, assets	3	2
Assets fair value disclosure, total	4	3
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	69	78
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	262	233
Total nuclear decommissioning trusts	262	233
Interest rate instruments, assets	68	66
Commodity contracts subject to rate recovery, assets		1
Commodity contracts not subject to rate recovery, assets	15	35
Assets fair value disclosure, total	345	335
Interest rate instruments, liabilities	126	124
Commodity contracts subject to rate recovery, liabilities	9	13
Commodity contracts not subject to rate recovery, liabilities	23	52
Liabilities fair value disclosure, total	158	189
Level 2 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nuclear decommissioning trusts - Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies	69	78
Nuclear decomissioning trusts - Municipal debt securities	63	77
Nuclear decommissioning trusts - Other debt securities	130	78
Nuclear decommissioning trusts - Total debt securities	262	233
Total nuclear decommissioning trusts	262	233
Assets fair value disclosure, total	262	233
Interest rate instruments, liabilities	81	81
Commodity contracts subject to rate recovery, liabilities	8	12
Liabilities fair value disclosure, total	89	93
Level 2 | Southern California Gas Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets		1
Assets fair value disclosure, total		1
Commodity contracts subject to rate recovery, liabilities	1	1
Liabilities fair value disclosure, total	1	1
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	61	23
Assets fair value disclosure, total	61	23
Level 3 | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, assets	61	23
Assets fair value disclosure, total	61	23
NettingAndCollateralMember
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts not subject to rate recovery, assets		(2)
Assets fair value disclosure, total		(2)
Commodity contracts subject to rate recovery, liabilities	(23)	(61)
Commodity contracts not subject to rate recovery, liabilities	(11)	(4)
Liabilities fair value disclosure, total	(34)	(65)
NettingAndCollateralMember | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity contracts subject to rate recovery, liabilities	(23)	(61)
Liabilities fair value disclosure, total	$ (23)	$ (61)